5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES: Schedule of Exploration and Evaluation Assets and Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Exploration and Evaluation Assets and Expenses

	Portugal		Kosovo		Others
	Alvalade	Others	Slivova	Others		Total
Exploration and evaluation assets
Acquisition costs
As of January 1, 2024	$ 167,920	$ -	$ -	$ -	$ -	$ 167,920
As of December 31, 2024	$ 167,920	$ -	$ -	$ -	$ -	$ 167,920

Mineral exploration expenses for the year ended December 31, 2024
Concession fees and taxes	$ -	$ -	$ 2,964	$ -	$ -	$ 2,964
Geological salaries and consulting	28,881	-	12,884	-	-	41,765
Insurance	506	-	-	-	-	506
Rent	-	-	11,629	-	-	11,629
Site costs	1,474	-	879	-	-	2,353
Travel	2,399	-	-	-	-	2,399
Reimbursements from optionees	(418,539)	-	(29,492)	-	-	(448,031)
	$ (385,279)	$ -	$ (1,136)	$ -	$ -	$ (386,415)
Cumulative mineral exploration expenses since acquisition
Assaying	$ -	$ -	$ 297,975	$ 65,936	$ 10,846	$ 374,757
Concession fees and taxes	361,864	693,608	23,469	206,975	4	1,285,920
Depreciation	17,178	98,722	-	-	-	115,900
Drilling	610,197	472,513	1,180,217	-	-	2,262,927
Geological salaries and consulting	6,614,351	6,317,147	170,571	720,879	12,359	13,835,307
Geology work	-	32,377	891,582	402,515	364,525	1,690,999
Insurance	25,975	52,112	14,604	15,007	-	107,698
Legal and accounting	1,020	1,244	58,158	13,958	-	74,380
Office and administrative fees	254,272	279,739	83,665	101,624	68,446	787,746
Rent	606,084	596,896	53,787	88,221	20,560	1,365,548
Report	-	-	39.999	-	-	39,999
Site costs	195,837	244,377	189,450	194,582	8,865	833,111
Travel	246,294	247,277	63,047	22,478	15,326	594,422
Trenching and road work	-	-	34,339	-	-	34,339
Reimbursements from optionees	(9,758,449)	(4,890,826)	(3,022,135)	(45,158)	-	(17,716,568)
	$ (825,377)	$ 4,145,186	$ 78,728	$ 1,787,017	$ 500,931	$ 5,686,485
	Portugal		Kosovo		Others
	Alvalade	Others	Slivova	Others		Total
Exploration and evaluation assets
Acquisition costs
As of January 1, 2023	$ 167,920	$ -	$ -	$ -	$ -	$ 167,920
As of December 31, 2023	$ 167,920	$ -	$ -	$ -	$ -	$ 167,920

Mineral exploration expenses for the year ended December 31, 2023
Geological salaries and consulting	$ 24,589	$ -	$ 13,338	$ -	$ -	$ 37,927
Insurance	149	-	-	-	-	149
Office and administrative fees	214	-	2,437	-	-	2,651
Rent	-	-	6,068	-	-	6,068
Report			15,767			15,767
Site costs	158	-	1,321	-	-	1,479
Travel	2,451	-	-	-	-	2,451
Reimbursements from optionees	(378,861)	-	(103,591)	-	-	(482,452)
	$ (351,300)	$ -	$ (64,660)	$ -	$ -	$ (415,960)
Cumulative mineral exploration expenses since acquisition
Assaying	$ -	$ -	$ 297,975	$ 65,936	$ 10,846	$ 374,757
Concession fees and taxes	361,864	693,608	20,505	206,975	4	1,282,956
Depreciation	17,178	98,722	-	-	-	115,900
Drilling	610,197	472,513	1,180,217	-	-	2,262,927
Geological salaries and consulting	6,585,470	6,317,147	157,687	720,879	12,359	13,793,542
Geology work	-	32,377	891,582	402,515	364,525	1,690,999
Insurance	25,469	52,112	14,604	15,007	-	107,192
Legal and accounting	1,020	1,244	58,158	13,958	-	74,380
Office and administrative fees	254,272	279,739	83,665	101,624	68,446	787,746
Rent	606,084	596,896	42,158	88,221	20,560	1,353,919
Report	-	-	39.999	-	-	39,999
Site costs	194,363	244,377	188,571	194,582	8,865	830,758
Travel	243,895	247,277	63,047	22,478	15,326	592,023
Trenching and road work	-	-	34,339	-	-	34,339
Reimbursements from optionees	(9,339,910)	(4,890,826)	(2,992,643)	(45,158)	-	(17,268,537)
	$ (440,098)	$ 4,145,186	$ 79,864	$ 1,787,017	$ 500,931	$ 6,072,900